Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
Disclosure of detailed information about subsidiaries
Material subsidiaries are listed in the following table:

			Ownership Percentage
Name	Place of Incorporation	Functional Currency	2025	2024

Altus Royalties Limited	Australia	US Dollar	100%	100%
Altus Strategies Limited	Australia	US Dollar	100%	100%
Bullion Monarch Mining, Inc.	United States of America	US Dollar	100%	—%
Elemental One Limited	BVI	US Dollar	100%	100%
Elemental Resources Limited	England & Wales	Pound Sterling	100%	100%
Elemental Royalties (Australia) Pty Ltd.	Australia	US Dollar	100%	100%
Elemental Royalties Delaware	United States of America	US Dollar	100%	100%
EMX (USA) Services Corp.	United States of America	US Dollar	100%	—%
EMX Chile SpA	Chile	US Dollar	100%	—%
EMX Royalty Corporation	Canada	US Dollar	100%	—%
Eurasia Madencilik Ltd. Sirketi	Türkiye	US Dollar	100%	—%
Minera Tercero SpA	Chile	US Dollar	100%	50%